Discontinued operation (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued operation
Schedule of discontinued operation balance sheets

As of December 31, 2021
US$

Cash and cash equivalents	9,069
Restricted cash	7,929
Time deposits	1,098
Short-term investments	90,652
Inventory	169
Prepaid expenses and other current assets	8,695
Current assets held-for-sale	117,612

Property and equipment, net	2,521
Intangible assets, net	1,642
Right-of-use assets	4,218
Time deposits	4,705
Deferred tax assets	8,882
Other non-current assets	689
Non-current assets held-for-sale	22,657

Advances from students——current	271,640
Accrued expenses and other current liabilities	11,918
Lease liabilities——current	2,227
Taxes payable	4,301
Current liabilities held-for-sale	290,086

Advances from students——non-current	177
Lease liabilities——non-current	2,217
Other non-current liabilities	39
Non-current liabilities held-for-sale	2,433

Schedule of discontinued operation cash flows

	For the year ended		For the period from January 1, 2022
	2020	2021	through June 30,2022
	US$	US$	US$
Net cash provided by/(used in) operating activities	104,184	(100,046)	(47,630)
Net cash (used in)/ provided by investing activities	(105,988)	92,661	10,149
Net cash provided by/(used in) financing activities	1,288	(25,926)	20,484

Schedule of discontinued operation consolidated comprehensive income loss

	For the year ended		For the period from January 1, 2022
	2020	2021	through June 30, 2022
	US$	US$	US$
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	297,516	337,029	14,910
Cost of revenues	(84,018)	(86,241)	(20,476)
Gross profit/(loss)	213,498	250,788	(5,566)
Operating expenses:
Sales and marketing expenses	(150,132)	(161,148)	(8,225)
Product development expenses	(23,601)	(27,514)	(1,839)
General and administrative expenses	(31,025)	(48,506)	(13,804)
Goodwill and intangibles impairment	—	(4,976)	—
Total operating expenses	(204,758)	(242,144)	(23,868)
Other income	6,264	3,586	460
Income/(loss) from discontinued operations	15,004	12,230	(28,974)
Other income, net	5,585	3,405	1,107
Income/(loss) before income tax	20,589	15,635	(27,867)
Income tax benefits/(expenses)	652	7,294	(1,845)
Net income/(loss) from discontinued operations, net of income tax	21,241	22,929	(29,712)